BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Unaudited Interim Financial Statements

a. Unaudited Interim Financial Statements

The accompanying unaudited interim condensed financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 10 of U.S. Securities and Exchange Commission Regulation S-X. Accordingly, they do not include all the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments considered necessary for a fair presentation have been included (consisting only of normal recurring adjustments except as otherwise discussed). For further information, reference is made to the consolidated financial statements and footnotes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2023.

  a. Basis of preparation:

The consolidated financial statements have been prepared in accordance with United States Generally Accepted Accounting Principles in the United States (“U.S. GAAP”) applied on a consistent basis.

Use of estimates

c. Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. The Company evaluates on an ongoing basis its assumptions, including those related to contingencies, deferred taxes, inventory impairment and stock-based compensation, as well as in estimates used in applying the revenue recognition policy. Actual results may differ from those estimates.

ODYSIGHT.AI INC. (Formerly known as ScoutCam Inc.)

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 2 – BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (continued):

  b. Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. The Company evaluates its assumptions on an ongoing basis, including those related to contingencies and inventory impairment, as well as estimates used in applying its revenue recognition policy. Actual results may differ from these estimates.

Functional currency

  c. Functional currency

A majority of Odysight.ai’s revenues are generated in U.S. dollars. The substantial majority of Odysight.ai costs are incurred in U.S. dollars and New Israeli Shekels (“NIS”). Odysight.ai management believes that the U.S. dollar is the currency of the primary economic environment in which Odysight.ai operates. Thus, the functional currency of Odysight.ai is the U.S. dollar.

Transactions and balances originally denominated in U.S. dollars are presented at their original amounts. Balances in non-U.S. dollar currencies are translated into U.S. dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. For non-U.S. dollar transactions and other items in the statements of operations (indicated below), the following exchange rates are used: (i) for transactions exchange rates at transaction dates and (ii) for other items (derived from non-monetary balance sheet items such as depreciation and amortization) historical exchange rates. Currency transaction gains and losses are presented in financial income or expenses, as appropriate.

Cash and Cash Equivalents

  d. Cash and Cash Equivalents

The Company considers as cash equivalents all short-term, highly liquid investments, which include short-term bank deposits with original maturities of three months or less from the date of purchase that are not restricted as to withdrawal or use and are readily convertible to known amounts of cash.

Short-term bank deposits

  e. Short-term bank deposits

Bank deposits with maturities of more than three months but less than one year are included in short-term bank deposits. Such short-term bank deposits are stated at cost which approximates fair market value.

ODYSIGHT.AI INC. (Formerly known as ScoutCam Inc.)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (continued):

Accounts receivable

  f. Accounts receivable

Accounts receivable are presented in the Company’s consolidated balance sheets net of allowance for doubtful accounts. The Company estimates the collectability of its accounts receivable balances and adjusts its allowance for doubtful accounts accordingly.

When revenue recognition criteria are not met for a sale transaction that has been billed, the Company does not recognize deferred revenues or the related account receivable.

As of December 31, 2023 and 2022, no allowance for doubtful accounts was recorded.

Property and equipment

  g. Property and equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation is calculated on a straight-line basis over the estimated useful lives.

The annual depreciation rates are as follows:

%
Machinery and laboratory equipment	10%-15%
Office furniture and equipment	10%
Computers and computer software	33%
Leasehold improvements	Over the shorter of the lease term (including options if any) or useful life

Severance pay

  h. Severance pay

Israeli labor law generally requires payment of severance pay upon dismissal of an employee or upon termination of employment in certain other circumstances. Pursuant to Section 14 of the Severance Compensation Act, 1963 (“Section 14”), all of the Odysight.ai’s employees in Israel are entitled to a monthly contribution, at a rate of 8.33% of their monthly salary, made in their name with insurance companies. Contributions under Section 14 relieve Odysight.ai from any future severance payment obligation with respect to those employees. The aforementioned contributions are not recorded as an asset on the Company’s balance sheet and there is no liability recorded, as the Company does not have a future obligation to make any additional payments.

The asset and the liability for severance pay presented in the balance sheets reflects employees that began employment prior to automatic application of Section 14.

The severance pay liability of Odysight.ai to its employees that began employment prior to automatic application of Section 14 is based upon the number of years of service and the latest monthly salary of such employees and is partly covered by regular deposits with recognized pension funds and deposits with severance pay funds. Under labor laws, these deposits are in the employees’ names and, subject to certain limitations, are the property of the employees. Odysight.ai records the obligation as if it were payable at each balance sheet date on an undiscounted basis.

ODYSIGHT.AI INC. (Formerly known as ScoutCam Inc.)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (continued):

Stock-Based Compensation

  i. Stock-Based Compensation

The Company applies the fair value recognition provisions of ASC 718, Compensation—Stock Compensation, or ASC 718, for stock-based awards granted to employees, directors, and other providers for their services.

The Company measures and recognizes compensation expense for its equity classified stock-based awards granted under its plan based on estimated fair values on the grant dates. The Company calculates the estimated fair value of option awards on the grant date using the Black-Scholes option-pricing model. The Black-Scholes option-pricing model requires a number of assumptions, of which the most significant are the stock price volatility and the expected option term. The Company’s expected dividend rate is zero since the Company does not currently pay cash dividends on its stocks and does not anticipate doing so in the foreseeable future. Volatility is derived from the historical volatility of publicly traded set of peer companies. The risk-free interest rates used in the Black-Scholes calculations are based on the prevailing U.S. Treasury yield as determined by the U.S. Federal Reserve. The weighted average expected life of options was estimated individually in respect of each grant. Each of the above factors requires the Company to use judgment and make estimates in determining the percentages and time periods used for the calculation. If the Company were to use different percentages or time periods, the estimated fair value of option awards could be materially different. The Company recognizes stock-based compensation cost for option awards on an accelerated basis over the employee’s requisite service period, forfeitures are accounted for as they occur.

Inventories

  j. Inventories

Inventories include raw materials, inventory in process and finished products and are valued at the lower of cost or net realizable value.

Inventories are stated at a lower of cost, determined by the first-in, first-out method, or market based on net realizable value. Costs of purchased raw materials and inventory in process include costs of design, raw materials, direct labor, other direct costs and fixed production overheads.

The inventories are adjusted for estimated excess and obsolescence and written down to net realizable value based upon estimates of future demand, technology developments and market conditions.

Revenue recognition

  k. Revenue recognition

a)	Revenue measurement

The Company’s revenues are measured according to the ASC 606, “Revenue from Contracts with Customers” (“ASC 606”). Under ASC 606, revenues are measured according to the amount of consideration that the Company expects to be entitled to receive in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties. Revenues are presented net of VAT.

b)	Revenue recognition

The Company recognizes revenue when a customer obtains control over promised goods or services. For each performance obligation, the Company determines at contract inception whether it satisfies the performance obligation over time or satisfies the performance obligation at a point in time.

Performance obligations are satisfied over time if one of the following criteria is met:

ODYSIGHT.AI INC. (Formerly known as ScoutCam Inc.)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (continued):

(a) the customer simultaneously receives and consumes the benefits provided by the Company’s performance; (b) the Company’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced; or (c) the Company’s performance does not create an asset with an alternative use for the Company and the Company has an enforceable right to payment for performance completed to date.

If a performance obligation is not satisfied over time, a Company satisfies the performance obligation at a point in time.

The transaction price is allocated to each distinct performance obligations on a relative standalone selling price (“SSP”) basis and revenue is recognized for each performance obligation when control has passed. In most cases, the Company is able to establish SSP based on the observable prices of services sold separately in comparable circumstances to similar customers and for products based on the Company’s best estimates of the price at which the Company would have sold the product regularly on a stand-alone basis. The Company reassesses the SSP on a periodic basis or when facts and circumstances change.

Product Revenue

Revenues from product sales are recognized at a point in time when the customer obtains control of the Company’s product, typically upon shipment to the customer. Indirect taxes collected from customers relating to product sales and remitted to governmental authorities are excluded from revenues.

Service Revenue

The Company also generates revenues from development services. Revenue from development services is recognized over the period of the applicable service contract. To the extent development services are not distinct from the performance obligation relating to the subsequent mass production phase of the prototype under development, revenue from these services is deferred until commencement of the production phase of the project and are then recognized over the expected term production.

ODYSIGHT.AI INC. (Formerly known as ScoutCam Inc.)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (continued):

Cost of revenues

  l. Cost of revenues

Cost of revenue consists of products purchased from sub-contractors, raw materials for in-house assembly line, shipping and handling costs to customers, salary, employee-related expenses, depreciation and overhead expenses.

Cost of revenues are expensed commensurate with the recognition of the respective revenues. Costs deferred in respect of deferral of revenues are recorded as contract fulfilment assets on the Company’s balance sheet and are written down to the extent the contract is expected to incur losses. IIA grants are offset against cost revenues.

Research and development costs

  m. Research and development costs

Research and development costs are expensed as incurred and includes salaries and employee-related expenses, overhead expenses, material, and third-party contractors’ charges.

Income taxes

  n. Income taxes

Income taxes are accounted for using the asset and liability approach under ASC-740, “Income Taxes”. The asset and liability approach requires the recognition of taxes payable or refundable for the current year and deferred tax liabilities and assets for the future tax consequences of events that have been recognized in the Company’s financial statements or tax returns.

The measurement of current and deferred tax liabilities and assets is based on provisions of the relevant tax law. The measurement of deferred tax assets is reduced, if necessary, by the amount of any tax benefits that, based on available evidence, are not expected to be realized.

Uncertain tax positions are accounted for in accordance with the provisions of ASC 740-10, under which a company may recognize the tax benefit from an uncertain tax position claimed or expected to be claimed on a tax return only if it is more likely than not that the tax position will be sustained on examination by the taxation authorities, based on the technical merits of the position, at the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. Interest and penalties, if any, related to unrecognized tax benefits are recognized in tax expense. The Company and Odysight.ai provide a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value.

Legal contingencies

  o. Legal contingencies

The Company follows ASC 450-20, Loss Contingencies, to report accounting for contingencies. From time to time, the Company and its subsidiary become involved in legal proceedings or are subject to claims arising in their ordinary course of business. Such matters are generally subject to many uncertainties and outcomes are not predictable with assurance. The Company accrues for contingencies when the loss is probable and can reasonably estimate the amount of any such loss.

ODYSIGHT.AI INC. (Formerly known as ScoutCam Inc.)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued):

Basic and diluted net loss per share of common stock

  p. Basic and diluted net loss per share of common stock:

Basic net loss per share of common stock is computed by dividing net loss, as adjusted, to include the weighted average number of shares of common stock outstanding during the year.

Diluted net loss per share of common stock is computed by dividing net loss, as adjusted, by the weighted average number of shares of common stock outstanding during the year, plus the number of shares of common stock that would have been outstanding if all potentially dilutive shares of common stock had been issued, using the treasury stock method, in accordance with ASC 260-10 “Earnings per Share”.

All outstanding stock options and warrants have been excluded from the calculation of the diluted loss per share for the years ended December 31, 2023 and December 31, 2022, since all such securities have an anti-dilutive effect.

Leases

  q. Leases

In accordance with ASC 842, the Company determines whether an arrangement is or contains a lease based on the facts and circumstances present at inception of an arrangement. An arrangement is or contains a lease if the arrangement conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

Arrangements that are determined to be leases at inception are recognized as long-term right-of-use (“ROU”) assets and short and long-term lease liabilities in the consolidated balance sheet at lease commencement. Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future fixed lease payments over the lease term at commencement date. As most of the Company’s leases do not provide an implicit rate, the Company applies its incremental borrowing rate based on the economic environment at commencement date in determining the present value of future payments. Lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expense for operating leases or payments are recognized on a straight-line basis over the lease term.

The Company has elected not to recognize on the balance sheet leases with terms of 12 months or less.

Recent Accounting Pronouncements

e. Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Group’s condensed consolidated financial statements.

r. New accounting pronouncements

Recently issued accounting pronouncements, not yet adopted

In December 2023, the FASB issued ASU 2023-09 “Income Taxes (Topic 740): Improvements to Income Tax Disclosures.” This guidance is intended to enhance the transparency and decision-usefulness of income tax disclosures. The amendments in ASU 2023-09 address investor requests for enhanced income tax information primarily through changes to disclosure regarding rate reconciliation and income taxes paid both in the U.S. and in foreign jurisdictions. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024 on a prospective basis. Early adoption is permitted, with the option to apply the standard retrospectively. The Company does not expect any significant impact from the adoption of this standard.

Principles of Consolidation

b. Principles of Consolidation

The accompanying condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiary. All intercompany balances and transactions have been eliminated in consolidation.

Significant Accounting Policies

d. Significant Accounting Policies

The significant accounting policies followed in the preparation of these unaudited interim condensed consolidated financial statements are identical to those applied in the preparation of the latest annual financial statements. With the commencement of development and customization contracts during the nine-month period ended September 30, 2024, in which the performance obligation is satisfied over time, the Company measures the progress of the activities using the input method, based on the effort expended relative to the estimated total effort to satisfy the performance obligation.